Consolidated and Combined Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
OPERATING ACTIVITIES:
Net income (loss)	$ 76,044	$ (136,200)	$ (219,308)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	60,463	69,534	71,576
Share-based compensation expense	31,813	39,357	40,663
Amortization of deferred financing costs	3,221	6,781	4,315
Provision for deferred income taxes	720	225	566
Related party paid in kind interest	(3,189)	(3,582)	(4,952)
Net unrealized (gain) loss on equity investments with readily determinable fair value	(16,050)	49,842	(53,505)
Provision for doubtful accounts (credit losses)	81	166	887
Non-cash lease expense	12,807	11,717	5,460
Gains, net on dispositions	(4,361)	0	0
Loss on extinguishment of debt	0	35,629	0
Write-off of deferred production costs	0	0	942
Change in assets and liabilities:
Prepaid expenses and other current and non-current assets	(31,363)	(42,408)	(10,838)
Accounts payable, accrued and other current and non-current liabilities	(696)	87,556	(9,523)
Deferred revenue	24,254	4,173	19,677
Operating lease right-of-use assets and lease liabilities	(13,857)	(12,113)	110
Net cash provided by (used in) operating activities	135,694	95,351	(148,118)
INVESTING ACTIVITIES
Capital expenditures	(15,188)	(15,797)	(10,315)
(Purchase) proceeds from sale of investments		(350)
(Purchase) proceeds from sale of investments	24,289		21,976
Proceeds from dispositions, net	27,904	0	0
Proceeds from loan receivable	0	68,367	0
Loan to related parties	(6,700)	(6,780)	(22,000)
Net cash provided by (used in) investing activities	30,305	45,440	(10,339)
FINANCING ACTIVITIES
Proceeds from issuance of term loan, net of issuance discount	304	650,000	630,500
Principal repayments on long-term debt	(20,126)	(646,750)	(3,250)
Proceeds from revolving credit facilities	0	29,100	0
Stock repurchases	(25,000)	0	0
Debt extinguishment costs	0	(12,838)	0
Payments for debt financing costs	0	(16,060)	(14,417)
Net transfers to Sphere Entertainment and Sphere Entertainment's subsidiaries	(99,395)	(399,739)	(139,345)
Net cash provided by (used in) financing activities	(144,217)	(396,287)	473,488
Net increase (decrease) in cash, cash equivalents and restricted cash	21,782	(255,496)	315,031
Cash, cash equivalents and restricted cash at beginning of period	62,573	318,069	3,038
Cash, cash equivalents and restricted cash at end of period	84,355	62,573	318,069
Non-cash investing and financing activities:
Capital expenditures incurred but not yet paid	761	1,585	1,083
Related party loan payable assigned to the Company	53,656	0	0
Non-cash reduction of loan receivable from related party	5,350	4,019	0
Nonrelated Party
Change in assets and liabilities:
Accounts receivable, net	38,844	(34,861)	(18,819)
Related Party
Change in assets and liabilities:
Accounts receivable, net	$ (43,037)	$ 19,535	$ 24,631